SHAREHOLDERS' EQUITY (Schedule of Options Granted Resticted Share Unit) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of RSUs
Outstanding at beginning of year | shares	824,905
Changes during the year:
Granted | shares	836,320
Vested | shares	(547,508)
Forfeited | shares	(221,750)
Outstanding at end of year | shares	891,967
Weighted Average Grant Date Fair Value
Outstanding at beginning of year | $ / shares	$ 28.57
Changes during the year:
Granted | $ / shares	17.9
Vested | $ / shares	29.88
Forfeited | $ / shares	20.32
Outstanding at end of year | $ / shares	$ 19.84